Interest - Bearing Deposits - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Deposits [Line Items]
Deposits from principal officers, directors, and their affiliates	$ 942,475	$ 926,389
Principal officers, directors, and their affiliates [Member]
Deposits [Line Items]
Deposits from principal officers, directors, and their affiliates	$ 8,606	$ 8,493